Note 10 - Equity: Options: Schedule of Share-based Compensation, Stock Options, Activity (Tables)	3 Months Ended
Mar. 31, 2015
Tables/Schedules
Schedule of Share-based Compensation, Stock Options, Activity

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*	Intrinsic Value**

Outstanding at December 31, 2013	3,250,000	$0.56	4.79	$-
January 7, 2014 – Grant to director	750,000	0.81		-
December 19, 2014 - Cancellations	(3,750,000)	-	-	-
December 19, 2014 - Grants to directors, officers and employee	6,750,000	0.17	4.97	$330,075
Outstanding at December 31, 2014	7,000,000	$0.19	4.86	$$330,075
Nil activity	-	-	-	-
Outstanding at March 31, 2015	7,000,000	$0.19	4.61	$$330,075